UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22995

TrimTabs ETF Trust
 (Exact name of registrant as specified in charter)

1345 Avenue of the Americas
2nd fl
New York, NY 10105
 (Address of principal executive offices) (Zip code)

Jeff Lazar
1345 Avenue of the Americas
2nd fl
New York, NY 10105
 (Name and address of agent for service)

1-212-217-2470
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  September 27, 2016 through July 31, 2017

Item 1. Reports to Stockholders.

TrimTabs ETF Trust
TrimTabs Float Shrink ETF
TrimTabs All Cap International Free-Cash-Flow ETF

Annual Report
July 31, 2017

TrimTabs ETF Trust

TABLE OF CONTENTS
Shareholder Letter	1
Performance Summary	3
Shareholder Expense Example	6
Portfolio Holdings Allocation	8
Schedules of Investments	9
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	33
Additional Information	34

TrimTabs Float Shrink ETF

SHAREHOLDER LETTER
July 31, 2017 (Unaudited)

Dear Shareholder,

We are pleased to provide you with the report of the TrimTabs Float Shrink ETF (“Fund”), dated July 31, 2017.  The Fund commenced operations on September 27, 2016.  This report of the Fund’s performance refers to the period from inception through July 31, 2017.

For the period from September 27, 2016 through July 31, 2017, the Fund returned 19.78% measured in market price and 19.47% measured in net asset value.  By comparison, the broad-based benchmark for the Fund, the Russell 3000 Index (“Russell Index”), returned 16.15% for the period from September 27, 2016 through July 31, 2017.

For the calendar year to date period, December 31, 2016 through July 31, 2017, the Fund returned 10.45% measured in market price and 10.66% measured in net asset value.  By comparison, the broad-based benchmark, the Russell Index, returned 10.99% for the same calendar year to date period.

After a period of extreme volatility following the US presidential election, the US stock market for the most part of this year has experienced a kind of opposite environment with a very narrow band of overall price volatility.  In addition to the lower volatility, the environment has also been marked by a continued decline in correlation between stocks.  Typically the latter episodes take place when concerns for the macro picture recede and therefore the differences in stocks become more important.  (The environment could be characterized as being a “market of stocks” as compared to a “stock market.”)  So while lower price volatility might suggest a kind of complacency among investors, if macro risks are indeed receding, as suggested by lower stock price correlations with each other, then the market might be in something of a “sweet spot” for funds such as ours which try to find individual companies with attractive fundamentals.  In these circumstances, such funds may perform well because the market is no longer concerned with bigger (“macro”) risks and can appreciate true company-level differences.

Because our investment strategy is implemented with 80-120 stocks and roughly equally weighted, the kind of environment referred to above can be a boost for our method which targets individual companies that feature strong free cash flow, good balance sheets, and reduced share count.  As a corollary, when this kind of “stock picking” environment is present, it’s also typical that sector membership tends to have less influence.  We have seen some of that in the Fund’s performance.  For example, while the portfolio has been relatively lightly invested in the financial sector (which has had the best performance since last September), the portfolio nonetheless was able to keep pace with the overall market.

Our team looks forward to helping serve your investment goals and we appreciate your trust.

Ted Theodore, CFA
Portfolio Manager

TrimTabs Float Shrink ETF

SHAREHOLDER LETTER
July 31, 2017 (Unaudited) (Continued)

Must be preceded or accompanied by a current Fund prospectus.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results. Short term performance in particular is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.  Current and future portfolio holdings are subject to risk.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small-and mid-cap securities which involve limited liquidity and greater volatility than large-cap securities.

The Russell 3000® Index measures the performance of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The Index measures the performance of approximately 98% of the total market capitalization of the publicly traded U.S. equity market.  The Index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.  It is not possible to invest directly in the Index.

Free Cash Flow (FCF) represents the cash that a company is able to generate after accounting for capital expenditures.

The TrimTabs Float Shrink ETF is distributed by Quasar Distributors, LLC.

TrimTabs Float Shrink ETF

PERFORMANCE SUMMARY
July 31, 2017 (Unaudited)

Growth of a $10,000 Investment (at Net Asset Value)

Cumulative Total Returns	Since Inception
TrimTabs Float Shrink ETF – NAV	19.47%
TrimTabs Float Shrink ETF – Market	19.78%
Russell 3000® Index	16.15%

This chart assumes an initial gross investment of $10,000 made on September 27, 2016 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated September 20, 2016 is 0.59%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

TrimTabs All Cap International Free-Cash-Flow ETF

SHAREHOLDER LETTER
July 31, 2017 (Unaudited)

Dear Shareholder,

We are pleased to provide you with the report of the TrimTabs All Cap International Free-Cash-Flow ETF (“Fund”), dated July 31, 2017.  The Fund commenced operations on June 27, 2017.  This report of the Fund’s performance refers to the period from inception through July 31, 2017.

For the period from June 27, 2017 through July 31, 2017, the Fund returned 3.48% measured in market price and 1.92% measured in net asset value.  By comparison, the broad-based benchmark for the Fund, the S&P Developed ex-U.S. BMI Index (“S&P Index”), returned 2.72% for the period from June 27, 2017 through July 31, 2017.

This report covers the period through the end of the Fund’s fiscal year, which is July 31.  As such, the Fund has been operational only for slightly more than one month.  Consequently, the Fund does not yet have a sustained period of investment performance.  Since inception, however, we have observed that the Fund at net asset value underperformed the S&P Index due to initial transaction costs and fees associated with commencement of operations.

The Fund invests in equity securities of companies from developed foreign markets outside the United States (or depositary receipts representing such securities) of any market capitalization that have fundamental characteristics associated with superior long-term performance.  The investment process targets companies with a combination of strong free cash flow, strong balance sheets and reduced share count.

Our team looks forward to helping serve your investment goals and we appreciate your trust.

Ted Theodore, CFA
Portfolio Manager

Must be preceded or accompanied by a current Fund prospectus.

Past performance is no guarantee of future results. Short term performance in particular is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small-and mid-cap securities which involve limited liquidity and greater volatility than large-cap securities.  Returns on investments in foreign securities could be more volatile than investments in securities of domestic issuers.

The S&P Developed ex-U.S. BMI Index (“S&P Index”) is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the U.S. The S&P Index is float adjusted, meaning that only those shares publicly available to investors are included in the S&P Index calculation.

Free Cash Flow (FCF) represents the cash that a company is able to generate after accounting for capital expenditures.

The TrimTabs All Cap International Free-Cash-Flow ETF is distributed by Quasar Distributors, LLC.

TrimTabs All Cap International Free-Cash-Flow ETF

PERFORMANCE SUMMARY
July 31, 2017 (Unaudited)

Growth of a $10,000 Investment (at Net Asset Value)

Cumulative Total Returns	Since Inception
TrimTabs All Cap International Free-Cash-Flow ETF – NAV	1.92%
TrimTabs All Cap International Free-Cash-Flow ETF – Market	3.48%
S&P Developed ex-U.S. BMI Index	2.72%

This chart assumes an initial gross investment of $10,000 made on June 27, 2017 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index.  The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated June 20, 2017 is 0.59%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLE
For the Period Ended July 31, 2017 (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information provided in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	2/1/17 –
	2/1/17	7/31/17	7/31/17(1)
TrimTabs Float Shrink ETF
Actual	$1,000.00	$1,085.40	$3.05
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.87	$2.96

(1)	Expenses Paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period.

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLE
For the Period Ended July 31, 2017 (Unaudited) (Continued)

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	6/27/17 –
	6/27/17(1)	7/31/17	7/31/17
TrimTabs All Cap International
Free-Cash-Flow ETF
Actual	$1,000.00	$1,019.20	$0.55(2)
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.87	$2.96(3)

(1)	Inception date of the Fund.
(2)	Expenses Paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 34/365 to reflect the period.
(3)	Expenses paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period.

TrimTabs ETF Trust

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
July 31, 2017 (Unaudited)

TrimTabs Float Shrink ETF

Consumer Discretionary	24.7%
Consumer Staples	7.6%
Financials	10.7%
Health Care	10.8%
Industrials	19.6%
Information Technology	22.6%
Materials	3.9%
Short-Term Investments	0.1%
Liabilities in Excess of Other Assets	(0.0%)	(1)
Total Net Assets	100.0%

(1)  Less than 0.0-5%.

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
July 31, 2017 (Unaudited)

TrimTabs All Cap International Free-Cash-Flow ETF

Australia	14.0%
Belgium	2.4%
Canada	1.2%
Denmark	2.4%
Finland	2.2%
France	8.3%
Germany	7.1%
Hong Kong	8.0%
Ireland	1.1%
Israel	2.2%
Italy	2.3%
Japan	4.6%
Netherlands	3.5%
New Zealand	2.4%
Spain	2.3%
Sweden	4.6%
Switzerland	6.8%
United Kingdom	23.4%
Short-Term Investments	1.2%
Other Assets in Excess of Liabilities	0.0%	(1)
Total Net Assets	100.0%

(1)  Less than 0.0-5%.

TrimTabs Float Shrink ETF

SCHEDULE OF INVESTMENTS
July 31, 2017

	Shares	Value
COMMON STOCKS – 99.9%

Consumer Discretionary – 24.7%
Aaron’s, Inc.	8,761	$405,459
American Outdoor Brands Corp. (a)	11,308	233,736
Best Buy Co., Inc.	6,107	356,282
Burlington Stores, Inc. (a)	2,698	234,807
Deckers Outdoor Corp. (a)	4,739	307,372
Domino’s Pizza, Inc.	1,482	276,393
H&R Block, Inc.	10,053	306,617
Hasbro, Inc.	2,571	272,218
Helen of Troy Ltd. (a)	2,701	272,126
Las Vegas Sands Corp.	3,982	245,331
Lear Corp.	1,873	277,560
Leggett & Platt, Inc.	5,036	242,635
Liberty Interactive Corp QVC Group (a)	11,242	269,134
Marriott International, Inc.	2,565	267,247
NVR, Inc. (a)	107	279,317
Sirius XM Holdings, Inc.	54,912	321,784
Sotheby’s (a)	5,119	289,684
Starbucks Corp.	4,542	245,177
Steven Madden Ltd. (a)	6,551	268,591
The Children’s Place, Inc.	2,905	306,913
Tupperware Brands Corp.	4,309	261,599
VF Corp.	4,738	294,656
Wolverine World Wide, Inc.	10,071	284,002
Wyndham Worldwide Corp.	2,703	282,112
		6,800,752
Consumer Staples – 7.6%
Altria Group, Inc.	3,512	228,175
Kimberly-Clark Corp.	2,028	249,768
McCormick & Co., Inc.	2,405	229,196
Monster Beverage Corp. (a)	5,393	284,481
Nu Skin Enterprises, Inc.	5,077	321,679
Pilgrim’s Pride Corp. (a)	10,869	264,008
Sysco Corp.	4,687	246,630
Wal-Mart Stores, Inc.	3,199	255,888
		2,079,825

The accompanying notes are an integral part of these financial statements.

TrimTabs Float Shrink ETF

SCHEDULE OF INVESTMENTS
July 31, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 99.9% (Continued)

Financials – 10.7%
CBOE Holdings, Inc.	2,926	$276,595
Citigroup, Inc.	3,960	271,062
Eaton Vance Corp.	5,853	287,324
Federated Investors, Inc.	7,777	224,211
First Citizens BancShares, Inc. – Class A	706	259,822
Franklin Resources, Inc.	6,479	290,130
JPMorgan Chase & Co.	2,760	253,368
MarketAxess Holdings, Inc.	1,369	277,756
Moody’s Corp.	2,088	274,843
State Street Corp.	2,963	276,240
SunTrust Banks, Inc.	4,675	267,831
		2,959,182
Health Care – 10.8%
AbbVie, Inc.	3,771	263,631
Amgen, Inc.	1,332	232,447
Cerner Corp. (a)	3,921	252,395
Chemed Corp.	1,592	314,420
Cigna Corp.	1,612	279,779
Hologic, Inc. (a)	6,481	286,525
Innoviva, Inc. (a)	16,971	232,842
Inogen, Inc. (a)	2,880	271,814
Myriad Genetics, Inc. (a)	10,646	258,379
Omnicell, Inc. (a)	6,344	314,662
Zoetis, Inc.	4,358	272,462
		2,979,356
Industrials – 19.6%
Allegion PLC	3,252	264,192
AO Smith Corp.	4,681	250,668
Delta Air Lines, Inc.	5,224	257,857
Deluxe Corp.	3,423	247,141
Donaldson Co, Inc.	5,928	281,521
Expeditors International of Washington, Inc.	4,494	264,607
Fortune Brands Home & Security, Inc.	3,873	254,340
Forward Air Corp.	5,370	278,327
Huntington Ingalls Industries, Inc.	1,354	279,073

The accompanying notes are an integral part of these financial statements.

TrimTabs Float Shrink ETF

SCHEDULE OF INVESTMENTS
July 31, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 99.9% (Continued)

Industrials – 19.6% (Continued)
Illinois Tool Works, Inc.	1,912	$269,037
Landstar System, Inc.	3,423	284,622
Northrop Grumman Corp.	1,028	270,498
Old Dominion Freight Line, Inc.	3,012	288,881
Robert Half International, Inc.	6,107	276,342
Rollins, Inc.	6,728	292,062
Southwest Airlines Co.	6,109	339,111
Swift Transportation Co. (a)	10,222	260,661
The Timken Co.	5,855	266,402
United Continental Holdings, Inc. (a)	3,466	234,579
Wabash National Corp.	13,115	250,234
		5,410,155
Information Technology – 22.6%
Apple, Inc.	1,986	295,378
Applied Materials, Inc.	6,047	267,942
Aspen Technology, Inc. (a)	4,432	252,048
Cadence Design Systems, Inc. (a)	7,692	283,835
CDK Global, Inc.	3,982	261,936
Cognex Corp.	4,427	420,831
Electronics For Imaging, Inc. (a)	4,819	234,107
FLIR Systems, Inc.	6,702	250,119
HP, Inc.	15,017	286,825
Integrated Device Technology, Inc. (a)	10,278	268,667
Jack Henry & Associates, Inc.	2,650	284,398
Manhattan Associates, Inc. (a)	3,975	175,695
Maxim Integrated Products, Inc.	6,182	280,910
Monolithic Power Systems, Inc.	3,011	308,085
NVIDIA Corp.	2,011	326,808
Science Applications International Corp.	3,479	244,956
Skyworks Solutions, Inc.	3,053	320,168
Stamps.com, Inc. (a)	2,316	342,999
Teradata Corp. (a)	9,241	294,049
Texas Instruments, Inc.	3,312	269,530
VeriSign, Inc. (a)	2,904	293,798
Xilinx, Inc.	4,312	272,777
		6,235,861

The accompanying notes are an integral part of these financial statements.

TrimTabs Float Shrink ETF

SCHEDULE OF INVESTMENTS
July 31, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 99.9% (Continued)

Materials – 3.9%
International Flavors & Fragrances, Inc.	1,983	$264,096
Monsanto Co.	2,050	239,481
NewMarket Corp.	593	272,845
Packaging Corp. of America	2,800	306,544
		1,082,966
TOTAL COMMON STOCKS
(Cost $25,758,524)		27,548,097

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Fidelity Institutional Money Market Funds –
Government Portfolio, Institutional Class, 0.860% (b)	30,892	30,892
TOTAL SHORT-TERM INVESTMENTS
(Cost $30,892)		30,892

Total Investments (Cost $25,789,416) – 100.0%		27,578,989
Liabilities in Excess of Other Assets – (0.0%) (c)		(4,992)
TOTAL NET ASSETS – 100.0%		$27,573,997

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of July 31, 2017.
(c)	Less than 0.05%.
For Fund compliance purposes, the Fund’s industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
July 31, 2017

	Shares	Value
COMMON STOCKS – 95.3%

Consumer Discretionary – 12.0%
Burberry Group PLC	1,962	$44,292
Fnac Darty SA (a)	576	54,549
Informa PLC	5,100	46,800
InterContinental Hotels Group PLC	780	44,160
Kering	126	44,076
Luxottica Group SpA	720	41,654
Nokian Renkaat OYJ	1,020	41,634
REA Group Ltd.	870	48,038
Sundart Holdings Ltd.	72,000	45,168
The Swatch Group AG	600	46,228
		456,599
Consumer Staples – 13.8%
Associated British Foods PLC	1,140	44,582
Beiersdorf AG	402	44,115
British American Tobacco PLC	624	38,807
Coca-Cola HBC AG	1,452	43,909
Diageo PLC	1,500	48,458
Heineken NV	450	46,969
Nestle SA	480	40,556
Swedish Match AB	1,260	44,321
Treasury Wine Estates Ltd.	4,338	42,270
Unilever PLC	810	46,185
Viscofan SA	720	42,949
WH Group Ltd. (b)	48,000	45,045
		528,166
Energy – 1.1%
Koninklijke Vopak NV	900	42,899

Financials – 5.9%
Ackermans & van Haaren NV	258	46,668
ASX Ltd.	1,080	45,187
Direct Line Insurance Group PLC	9,720	48,041
IFG Group PLC	21,000	42,808
Sony Financial Holdings, Inc.	2,400	41,602
		224,306

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
July 31, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 95.3% (Continued)

Health Care – 11.5%
Cochlear Ltd.	360	$41,141
CSL Ltd.	402	40,522
ICON PLC (a)	450	47,227
Recordati SpA	1,044	44,615
Sanofi	450	43,000
Smith & Nephew PLC	2,520	43,888
Sonova Holding AG	270	43,811
Taro Pharmaceutical Industries Ltd. (a)	390	44,589
UCB SA	630	45,911
William Demant Holding A/S (a)	1,680	44,686
		439,390
Industrials – 23.5%
Atlas Copco AB	1,200	43,489
Capita PLC	4,866	42,277
CIMIC Group Ltd.	1,476	48,909
Concentric AB	2,652	41,552
DMG Mori AG	780	46,104
G4S PLC	10,500	45,551
GWA Group Ltd.	18,222	47,231
Hopewell Highway Infrastructure Ltd.	78,000	47,934
Hopewell Holdings Ltd.	12,000	46,013
IMI PLC	2,796	44,379
Legrand SA	630	43,554
RELX PLC	2,010	43,811
Rheinmetall AG	438	43,762
Schneider Electric SE	540	42,414
SGS SA	18	39,799
Smiths Group PLC	2,160	43,746
Spirax-Sarco Engineering PLC	660	48,417
Vestas Wind Systems A/S	498	48,672
Wolters Kluwer NV	1,020	45,419
Zardoya Otis SA	4,200	44,101
		897,134

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
July 31, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 95.3% (Continued)

Information Technology – 8.2%
Brother Industries Ltd.	1,800	$46,043
CGI Group, Inc. (a)	840	44,353
Check Point Software Technologies Ltd. (a)	390	41,254
Halma PLC	3,030	43,935
Hexagon AB	930	45,960
Rightmove PLC	780	43,306
United Internet AG	780	47,544
		312,395
Materials – 10.6%
Air Liquide SA	348	42,720
BlueScope Steel Ltd.	4,470	47,132
FUCHS PETROLUB SE	900	47,416
Givaudan SA	24	47,779
Mondi PLC	1,686	44,379
Orica Ltd.	2,832	45,063
Orora Ltd.	20,400	45,043
Sika AG	6	41,357
Tikkurila Oyj	2,076	44,310
		405,199
Telecommunication Services – 2.2%
Deutsche Telekom AG	2,352	43,003
NTT DOCOMO, Inc.	1,800	41,847
		84,850
Utilities – 6.5%
APA Group	5,958	41,086
CLP Holdings Ltd.	3,000	31,975
ENN Energy Holdings Ltd.	6,000	40,751
Mercury NZ Ltd.	18,000	47,043
Meridian Energy Ltd.	19,800	42,825
Veolia Environment SA	2,010	45,340
		249,020
TOTAL COMMON STOCKS
(Cost $3,562,241)		3,639,958

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
July 31, 2017 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 3.5%
BWP Trust	18,222	$42,275
Cheung Kong Property Holdings Ltd.	6,000	48,587
Heiwa Real Estate REIT, Inc.	54	44,573
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $131,454)		135,435

SHORT-TERM INVESTMENTS – 1.2%

Money Market Funds – 1.2%
Fidelity Institutional Money Market Funds –
Government Portfolio, Institutional Class 0.860% (c)	46,115	46,115
TOTAL SHORT-TERM INVESTMENTS
(Cost $46,115)		46,115

Total Investments (Cost $3,739,810) – 100.0%		3,821,508
Other Assets in Excess of Liabilities – 0.0% (d)		583
TOTAL NET ASSETS – 100.0%		$3,822,091

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $45,045 or 1.2% of net assets.

(c)	Rate disclosed is the seven day yield as of July 31, 2017.
(d)	Less than 0.05%.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF ASSETS & LIABILITIES
July 31, 2017

		TrimTabs
		All Cap
	TrimTabs	International
	Float Shrink	Free-Cash-Flow
	ETF(1)	ETF(2)
ASSETS
Investments in Securities, at Value*	$27,578,989	$3,821,508
Interest and Dividends Receivable	8,311	2,330
Total Assets	27,587,300	3,823,838

LIABILITIES
Management Fees Payable	13,303	1,747
Total Liabilities	13,303	1,747
NET ASSETS	$27,573,997	$3,822,091

NET ASSETS CONSIST OF:
Paid-in Capital	$25,961,395	$3,739,218
Undistributed Net Investment Income	56,641	1,095
Accumulated Net Realized Gain (Loss)	(233,612)	—
Net Unrealized Appreciation (Depreciation) on:
Investments in Securities	1,789,573	81,698
Foreign Currencies	—	80
Net Assets	$27,573,997	$3,822,091
* Identified Cost:
Investments in Securities	$25,789,416	$3,739,810

Net Asset Value (unlimited shares authorized):
Net Assets	$27,573,997	$3,822,091
Shares Outstanding (No Par Value)	925,000	150,000
Net Asset Value, Offering and
Redemption Price per Share	$29.81	$25.48

(1)	Fund commenced operations on September 27, 2016.
(2)	Fund commenced operations on June 27, 2017.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF OPERATIONS
Periods Ended July 31, 2017

		TrimTabs
		All Cap
	TrimTabs	International
	Float Shrink	Free-Cash-Flow
	ETF*	ETF**
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding tax
of $0, and $228, respectively)	$127,527	$2,888
Interest	167	31
Total Investment Income	127,694	2,919

Expenses:
Management Fees	59,350	1,828
Total Expenses	59,350	1,828
Net Investment Income	68,344	1,091

REALIZED & UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(233,612)	—
Foreign Currencies	—	4
Total	(233,612)	4
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments Securities	1,789,573	81,698
Foreign Currencies	—	80
Total	1,789,573	81,778
Net Realized and Unrealized Gain on Investments	1,555,961	81,782
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,624,305	$82,873

*	Fund commenced operations on September 27, 2016.
**	Fund commenced operations on June 27, 2017.

The accompanying notes are an integral part of these financial statements.

TrimTabs Float Shrink ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
July 31, 2017*
OPERATIONS
Net Investment Income	$68,344
Net Realized Loss on Investments	(233,612)
Change in Unrealized Appreciation of Investments	1,789,573
Net Increase in Net Assets
Resulting from Operations	1,624,305

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(11,703)
Total Distributions to Shareholders	(11,703)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	25,961,395
Net Increase in Net Assets Derived from
Capital Share Transactions (a)	25,961,395
Net Increase in Net Assets	$27,573,997

NET ASSETS
Beginning of Period	$—
End of Period	$27,573,997
Undistributed Net Investment Income	$56,641

(a)	Summary of capital share transactions is as follows:
		Shares
	Subscriptions	925,000
	Net Increase	925,000

*  Fund commenced operations on September 27, 2016.

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
July 31, 2017*
OPERATIONS
Net Investment Income	$1,091
Net Realized Gain on Investments and Foreign Currencies	4
Change in Unrealized Appreciation of Investments
and Foreign Currencies	81,778
Net Increase in Net Assets
Resulting from Operations	82,873

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	3,739,218
Net Increase in Net Assets Derived from
Capital Share Transactions (a)	3,739,218
Net Increase in Net Assets	$3,822,091

NET ASSETS
Beginning of Period	$—
End of Period	$3,822,091
Undistributed Net Investment Income	$1,095

(a)	Summary of capital share transactions is as follows:
		Shares
	Subscriptions	150,000
	Net Increase	150,000

*  Fund commenced operations on June 27, 2017.

The accompanying notes are an integral part of these financial statements.

TrimTabs Float Shrink ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	July 31, 2017(1)
Net Asset Value, Beginning of Period	$25.00

Income from Investment Operations:
Net Investment Income(2)	0.16
Net Realized and Unrealized Gain on Investments	4.70
Total from Investment Operations	4.86

Less Distributions:
Distributions from Net Investment Income	(0.05)
Total Distributions	(0.05)
Net Asset Value, End of Period	$29.81

Net Asset Value:
Total Return	19.47	%(3)

Supplemental Data:
Net Assets at End of Period (000’s)	$27,574

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59	%(4)
Net Investment Income to Average Net Assets	0.68	%(4)
Portfolio Turnover Rate(5)	63	%(3)

(1)	Commencement of operations on September 27, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized
(4)	Annualized
(5)	Excluded impact of in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	July 31, 2017(1)
Net Asset Value, Beginning of Period	$25.00

Income from Investment Operations:
Net Investment Income(2)	0.01
Net Realized and Unrealized Gain on Investments	0.47
Total from Investment Operations	0.48
Net Asset Value, End of Period	$25.48

Net Asset Value:
Total Return	1.92	%(3)

Supplemental Data:
Net Assets at End of Period (000’s)	$3,822

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59	%(4)
Net Investment Income to Average Net Assets	0.35	%(4)
Portfolio Turnover Rate(5)	0	%(3)

(1)	Commencement of operations on June 27, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized
(4)	Annualized
(5)	Excluded impact of in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2017

1.  ORGANIZATION

The TrimTabs Float Shrink ETF and TrimTabs All Cap International Free-Cash-Flow ETF (each, a “Fund” and collectively, the “Funds”) are each a series of the TrimTabs ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. Each Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TrimTabs Float Shrink ETF commenced operations on September 27, 2016 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Russell 3000”), with less volatility than the Russell 3000. TrimTabs All Cap International Free-Cash-Flow ETF commenced operations on June 27, 2017 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the S&P Developed ex-U.S. BMI Index (the “S&P Index”), with similar volatility to the S&P Index.

Shares of the Funds are listed and traded on BATS Exchange, Inc. (“BATS”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. TrimTabs Float Shrink ETF charges $500 for the standard fixed creation fee and TrimTabs All Cap International Free-Cash-Flow ETF charges $1,500 for the standard fixed creation fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2017 (Continued)

by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Dividend Distributions:  Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Federal Income Taxes:  The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended July 31, 2017, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended July 31, 2017, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended July 31, 2017, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Currency Translation:  Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.  Purchases and sales of

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2017 (Continued)

investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.  The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ statements of operations.  The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation:  The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which BATS is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

Guarantees and Indemnifications:  The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds.  Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.  The Trust and the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  However, based on industry experience, the Funds expect that risk of loss to be remote.

Reclassification of Capital Accounts:  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal period ended July 31, 2017, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-In
	Income (Loss)	Gain (Loss)	Capital
TrimTabs Float Shrink ETF	$—	$—	$—
TrimTabs All Cap International
Free-Cash-Flow ETF	4	(4)	—

During the fiscal period ended July 31, 2017, the Funds did not realize any net capital gains resulting from in-kind redemptions.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2017 (Continued)

Subsequent Events: The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.  Based on this evaluation, no adjustments or disclosures were required to the financial statements.

3.  SECURITIES VALUATION

Investment Valuation:  Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Funds’ Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Funds will determine the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Funds may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds’ NAV’s are calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Foreign exchanges typically close before the time at which Fund Share prices are calculated, and may be closed altogether on some days when shares of the Funds are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2017 (Continued)

or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2017:

TrimTabs Float Shrink ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$27,548,097	$—	$—	$27,548,097
Short-Term
Investments	30,892	—	—	30,892
Total Investments
in Securities	$27,578,989	$—	$—	$27,578,989

^  See Schedule of Investments for sector breakouts.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2017 (Continued)

TrimTabs All Cap International Free-Cash-Flow ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,639,958	$—	$—	$3,639,958
Real Estate Investment Trusts	135,435	—	—	135,435
Short-Term Investments	46,115	—	—	46,115
Total Investments
in Securities	$3,821,508	$—	$—	$3,821,508

^  See Schedule of Investments for sector breakouts.

The Funds did not invest in any Level 3 securities during the period.  There were no transfers between Levels 1, 2 or 3 during the period.  It is the Funds’ policy to consider transfers between Levels as of the end of the reporting period.

4.  COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

TrimTabs Asset Management, LLC. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, each Fund pays the Adviser 0.59% at an annual rate based on each Fund’s average daily net assets.  Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities.

Quasar Distributors, LLC acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

5.  SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS.  Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2017 (Continued)

6.  INVESTMENT TRANSACTIONS

For the period ended July 31, 2017, the aggregate purchases and sales of securities by each Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
TrimTabs Float Shrink ETF	$7,993,321	$7,816,975
TrimTabs All Cap International Free-Cash-Flow ETF	$—	$—

For the period ended July 31, 2017, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
TrimTabs Float Shrink ETF	$25,844,229	$—
TrimTabs All Cap International Free-Cash-Flow ETF	$3,694,010	$—

For the period ended July 31, 2017, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

7.  INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes for the Funds as of July 31, 2017 was as follows:

		TrimTabs
		All Cap
	TrimTabs	International
	Float Shrink	Free-Cash-Flow
	ETF	ETF
Tax cost of investments	$25,797,929	$3,743,019
Gross tax unrealized appreciation	2,186,977	119,257
Gross tax unrealized depreciation	(405,917)	(40,768)
Net tax unrealized appreciation	1,781,060	78,489
Undistributed ordinary income	56,641	4,304
Undistributed long-term gain	—	—
Total distributable earnings	56,641	4,304
Other accumulated (loss)	(225,099)	80
Total accumulated gain (loss)	$1,612,602	$82,873

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2017 (Continued)

At July 31, 2017, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
TrimTabs Float Shrink ETF	$(225,099)	$—	Indefinite
TrimTabs All Cap International
Free-Cash-Flow ETF	$—	$—	Indefinite

The tax character of distributions paid by the Funds during the fiscal period ended July 31, 2017 was as follows:

Ordinary
Income
TrimTabs Float Shrink ETF	$11,703
TrimTabs All Cap International
Free-Cash-Flow ETF	$—

8.  CERTAIN RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. A Fund may be subject to the risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in that Fund’s prospectus.

Equity Investing Risk.  An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETF Risk.  As an ETF, a Fund is subject to the following risks:

Authorized Participants Concentration Risk.  A Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, shares may trade at a discount to NAV.

International Closed Market Trading Risk.  Because certain of a Fund’s investments may trade in markets that are closed when a Fund and BATS are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are marked for purposes of the Fund’s Intraday Indicative Value (“IIV”). As a result, shares may appear to trade at a significant discount or premium to NAV.

Premium-Discount Risk.  Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing shares or receive less than NAV when selling shares.  The market prices of shares will generally fluctuate in

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2017 (Continued)

accordance with changes in NAV, changes in the relative supply of, and demand for, shares, and changes in the liquidity, or the perceived liquidity, of a Fund’s holdings.

Secondary Market Trading Risk.  Investors buying or selling shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. Although shares are listed on BATS, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in shares on BATS may be halted.

Foreign Investment Risk.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Risk.  A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments.

Investment Risk.  An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk. A Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. A Fund is actively managed using proprietary investment strategies and processes.  There can be no guarantee that a Fund will achieve its investment objective.  This could result in a Fund underperforming comparable investment vehicles.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2017 (Continued)

Sector Concentration Risk. To the extent that a Fund’s investments are focused on a particular industry or group of industries or sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Focusing on a particular industry or group of industries could increase a Fund’s volatility over the short term.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

9.  RECENT ACCOUNTING PRONOUNCEMENTS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

TrimTabs ETF Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of TrimTabs ETF Trust
and the Shareholders of TrimTabs Float Shrink ETF
and TrimTabs All Cap International Free-Cash-Flow ETF

We have audited the accompanying statements of assets and liabilities of TrimTabs Float Shrink ETF and TrimTabs All Cap International Free-Cash-Flow ETF, each a series of shares of beneficial interest in TrimTabs ETF Trust (the “Funds”), including the schedules of investments, as of July 31, 2017, and the related statements of operations and changes in net assets and the financial highlights for each of the periods then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TrimTabs Float Shrink ETF and TrimTabs All Cap International Free-Cash-Flow ETF as of July 31, 2017, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
September 26, 2017

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2017 (Unaudited)

1.  FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.trimtabsfunds.com.

2.  FEDERAL TAX INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended July 31, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

TrimTabs Float Shrink ETF	100.00%
TrimTabs All Cap International Free-Cash-Flow ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2017, was as follows:

TrimTabs Float Shrink ETF	100.00%
TrimTabs All Cap International Free-Cash-Flow ETF	0.00%

SHORT-TERM CAPITAL GAIN
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited):

TrimTabs Float Shrink ETF	0.00%
TrimTabs All Cap International Free-Cash-Flow ETF	0.00%

3.  DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll free at 1-800-617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  Each Fund’s portfolio holdings are posted daily on their website at www.trimtabsfunds.com.

4.  PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll free at 1-800-617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.trimtabsfunds.com.  Information on how the Funds voted

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2017 (Unaudited) (Continued)

proxies related to portfolio securities during the period ended June 30 is available without charge, upon request, by calling 1-800-617-0004 or by accessing the website of the SEC.

5.  INVESTMENT ADVISORY AGREEMENT APPROVAL

Provided below is a summary of certain of the factors the Board of Trustees (“Board”) of TrimTabs ETF Trust (“Trust”), including the Independent Trustees, considered at its May 3, 2017 Board meeting in approving the Investment Advisory Agreement (“Advisory Agreement”) between TrimTabs Asset Management, LLC (“TTAM”) and the Trust, on behalf of the TrimTabs All Cap International Free-Cash-Flow ETF (“New Fund”).  In preparation for its deliberations, the Board requested and reviewed written responses from TTAM to a questionnaire circulated on the Board’s behalf concerning TTAM’s personnel, operations, financial condition, performance, and services provided by TTAM.  During its deliberations, the Board received an oral presentation from TTAM.

At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services proposed to be provided to the New Fund by TTAM; (2) the proposed costs of the services to be provided and estimated profitability to TTAM with respect to its relationship with the New Fund; (3) the advisory fee and overall expense ratio for the New Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the New Fund grows and whether the advisory fee enables the New Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by TTAM from its relationship with the New Fund.

Nature, Quality and Extent of Services.  The Board reviewed the nature, quality and extent of the overall services to be provided by TTAM to the New Fund.  In this connection, the Board considered the responsibilities of TTAM, recognizing that TTAM had invested significant time and effort in structuring the Trust and the New Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) for the New Fund to operate as an actively-managed exchange-traded fund (“ETF”) and arranging service providers for the New Fund.  In addition, the Board considered that, going forward, TTAM would be responsible for providing investment advisory services to the New Fund, monitoring compliance with the New Fund’s objectives, policies and restrictions, and carrying out directives of the Board.  The Board also considered the services to be provided by TTAM in the oversight of the Trust’s administrator, transfer agent and custodian.  In addition, the Board evaluated the integrity of TTAM’s personnel, the experience of the portfolio management team in managing ETF assets, including assets of other series of the Trust, and the adequacy of TTAM’s resources.  Based on their review and other considerations, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of the services to be provided by TTAM.

Performance.  The Board noted that, as the New Fund had not yet commenced investment operations, it had no investment performance.  The Board considered the performance of other funds managed by TTAM with similar investment objectives and

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2017 (Unaudited) (Continued)

strategies, including another series of the Trust.  Based on its review, the Board determined, in the exercise of its reasonable business judgment, that engaging TTAM could benefit the New Fund and its shareholders.

Comparative Fees and Expenses.  In considering the proposed advisory fee rate, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by TTAM.  The Board also considered the proposed fee and expense ratio versus the fees and expenses charged to ETFs with comparable strategies (“peer funds”).  The Board noted that there were few such ETFs; thus, it was difficult to compare the New Fund’s proposed management fee and estimated expenses to the fees and expenses of peer funds.  Nevertheless, TTAM provided the Board with a peer group of funds for purposes of the comparison, which included ETFs investing primarily in international equities. The Board noted that the proposed advisory fee rate and overall expense ratio were currently estimated to be lower than the respective averages for other funds in the peer group.

The Board noted that TTAM proposed charging a unitary advisory fee to the New Fund.  The Trustees noted that, under the unitary fee structure, TTAM, and not the New Fund, would be responsible for covering all of the New Fund’s expenses in exchange for payment of the advisory fee, including those of other service providers, and that TTAM would bear the risk of these expenses increasing.  In this respect, they noted that the New Fund was not expected to incur additional expenses besides the unitary advisory fee, and reviewed the New Fund’s anticipated expense ratio.  Based on these and other considerations, the Board, in the exercise of its reasonable business judgment, determined that the fees and expenses proposed for the New Fund were fair and reasonable.

Costs and Profitability.  The Board then considered the estimated profits to be realized by TTAM in connection with providing services to the New Fund.  The Board noted that since the New Fund had not yet launched, it was difficult to estimate how profitable it would be to TTAM.  The Board reviewed estimated profit and loss information provided by TTAM with respect to the Fund.  Under the circumstances, the Board concluded that the current estimated profits to be realized by TTAM with respect to the New Fund were not a material factor to consider in approving the Advisory Agreement.

Other Benefits.  The Board then considered the extent to which TTAM might derive ancillary benefits from New Fund operations.  For example, the Board noted that TTAM may engage in soft dollar transactions in the future, although it did not currently plan to do so.  The Board also noted that TTAM and any of its affiliates may obtain a reputational benefit from the success of the New Fund, but that no other benefits were anticipated for any affiliate arising out of New Fund operations.  Based on these and other considerations, the Board determined that other benefits were not a material factor to consider in approving the Advisory Agreement.

Economies of Scale.  The Board also considered whether economies of scale would be realized by the New Fund as its assets grow larger, including the extent to which this is

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2017 (Unaudited) (Continued)

reflected in the level of fees to be charged.  The Board noted that the proposed advisory fee schedule for the New Fund does not include breakpoints, but that it was premature to evaluate potential economies of scale, given that the New Fund currently has no assets under management.  Based on these and other considerations, including that the New Fund was newly organized, the Board concluded that it would monitor for potential economies of scale in the future as the New Fund grows.

Conclusion.  The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from counsel discussing the legal standards applicable to its consideration of the Advisory Agreement.  Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

6.  TRUSTEES AND OFFICERS

Additional information about each Trustee of the Trust is set forth below.  The address of each Trustee of the Trust is c/o TrimTabs Asset Management, LLC 1345 Avenue of the Americas, 2nd Floor, New York, NY, 10105.  The Funds’ Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at 1-800-617-0004.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by Trustee
Name, Year	Held with	of Time	During Past	Overseen	During Past
of Birth	the Trust	Served	Five Years	by Trustee	Five Years
Independent Trustees
Stephen J. Posner	Trustee	Since	Financial Advisor,	2	Director, TrimTabs
Born: 1944		2014	Wunderlich		Investment Research
			Securities, Inc.		(2016-present).*
(2005-2014).

David A. Kelly	Trustee	Since	Founder and	2	Member, Audit
Born: 1938		2015	President, Three		Committee,
			Lakes Advisors, Inc.		Greenwich Historical
			(1996-present).		Society (2011-2013).

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2017 (Unaudited) (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by Trustee
Name, Year	Held with	of Time	During Past	Overseen	During Past
of Birth	the Trust	Served	Five Years	by Trustee	Five Years
Interested Trustee**
Charles Biderman	Trustee;	Trustee	Consultant,	2	None.
Born: 1946	formerly	since	Informa TrimTabs
	President	2014;	(2017-present);
		President	Founder, TrimTabs
		from	Asset Management,
		2014 to	LLC (1990-present);
		2017	Founder and Chief
Executive Officer,
TrimTabs Investment
Research (1990-
2017); President,
TrimTabs Index
Services, LLC
(2014-2016).

Officers
Theodore M. Theodore	President	President	Vice Chairman and	N/A	N/A
Born: 1940	and	and	Chief Investment
	Principal	Principal	Officer, TrimTabs
	Executive	Executive	Asset Management,
	Officer;	Officer	LLC (2015-present);
	formerly	since	Senior Managing
	Vice	2017;	Director, Quantitative
	President	Vice	Analysis Services
		President	(2014-2015);
		from	managing Partner,
		2015	Horizons Advisory
		to 2017	(2012-2014);
Co-Chief Investment
Officer, Avatar Associates
(1989-2012).

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2017 (Unaudited) (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by Trustee
Name, Year	Held with	of Time	During Past	Overseen	During Past
of Birth	the Trust	Served	Five Years	by Trustee	Five Years
Jeffrey Lazar	Chief	Since	Chief Operating	N/A	N/A
Born: 1959	Compliance	2016	Officer and Chief
	Officer,		Compliance Officer,
	Anti-Money		TrimTabs Asset
	Laundering		Management, LLC
	Officer and		(2016-present);
	Principal		Chief Operating
	Financial		Officer, Dasoma
	Officer		Capital Management,
LLC (2014-2016);
Chief Financial
Officer, Everkey
Global Partners
(2008-2014).

*	TrimTabs Investment Research does not control and is not controlled by or under common control with the Adviser.
**	Mr. Biderman is an “interested person,” as defined by the Investment Company Act of 1940, as amended, because of his employment with and ownership interest in TrimTabs.

(This Page Intentionally Left Blank.)

Investment Adviser
TrimTabs Asset Management, LLC
1345 Avenue of the Americas, 2nd Floor
New York, NY 10105

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of TrimTabs ETF Trust has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were BBD, LLP.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

TrimTabs Float Shrink ETF

FYE 07/31/2017
Audit Fees	$12,500
Audit-Related Fees	-
Tax Fees	$3,000
All Other Fees	-

TrimTabs All Cap International Free-Cash-Flow ETF

FYE 07/31/2017
Audit Fees	$10,000
Audit-Related Fees	-
Tax Fees	$3,000
All Other Fees	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by BBD, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

TrimTabs Float Shrink ETF
FYE 07/31/2017
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

TrimTabs All Cap International Free-Cash-Flow ETF
FYE 07/31/2017
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

TrimTabs Float Shrink ETF
Non-Audit Related Fees	FYE 07/31/2017
Registrant	-
Registrant’s Investment Adviser	-

TrimTabs All Cap International Free-Cash-Flow ETF
Non-Audit Related Fees	FYE 07/31/2017
Registrant	-
Registrant’s Investment Adviser	-

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David Kelly and Stephen Posner.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of TrimTabs ETF Trust.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TrimTabs ETF Trust

By (Signature and Title)*    /s/Theodore Theodore
Theodore M. Theodore, President (Principal Executive Officer)

Date     9/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Theodore Theodore
Theodore M. Theodore, President (Principal Executive Officer)

Date     9/26/2017

By (Signature and Title)*    /s/ Jeff Lazar
Jeff Lazar, Treasurer (Principal Financial Officer)

Date     9/26/2017

* Print the name and title of each signing officer under his or her signature.